Combined Prospectus	Apr. 22, 2026 shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (secondary offering)
Amount of Securities Previously Registered	3,250,000
Form Type	S-3
File Number	333-280882
Initial Effective Date	Jul. 25, 2024
Combined Prospectus Note	Consists of 3,250,000 shares of Common Stock issuable upon exercise of a warrant (on a pre-Reverse Stock Split basis, as such warrant and the exercise price thereof were not subject to adjustment in connection with such split), registered for resale by the Selling Securityholder named in this registration statement. These shares were previously included in Registration Statement No. 333-280882 for which all filing fees were paid.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	108,686
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 108,686 shares of Common Stock issued or issuable upon exercise of warrants that were originally issued to investors pursuant to an offering that closed in March 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 3
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	13,446
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 13,446 shares of Common Stock issued or issuable upon exercise of warrants that were originally issued to the placement agent pursuant to an offering that closed in March 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 4
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	34,286
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 34,286 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to the placement agent pursuant to an offering that closed in April 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 5
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	211,990
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of an aggregate of 211,990 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to investors and the placement agent pursuant to an offering that closed in October 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 6
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	537,298
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 537,298 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to investors pursuant to an offering that closed in December 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 7
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon exercise of warrants (primary offering)
Amount of Securities Previously Registered	131,472
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 131,472 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to StockBlock Securities LLC pursuant to an offering that closed in December 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 8
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (primary offering)
Amount of Securities Previously Registered	198,807
Form Type	S-1
File Number	333-268603
Initial Effective Date	Dec. 27, 2022
Combined Prospectus Note	Consists of 198,807 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued as part of the Company's initial public offering and private placement concurrent therewith. These shares were previously included in Registration Statement No. 333- 268603 for which all filing fees were paid.
Combined Prospectus: 9
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (primary offering)
Amount of Securities Previously Registered	500,000
Form Type	S-1
File Number	333-292157
Initial Effective Date	Dec. 29, 2025
Combined Prospectus Note	Consists of 500,000 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to investors as part of a warrant exchange in July 2025. These shares were previously included in Registration Statement No. 333-292157 for which all filing fees were paid.
Combined Prospectus: 10
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon conversion of convertible notes (primary offering)
Amount of Securities Previously Registered	347,082
Form Type	S-3
File Number	333-276245
Initial Effective Date	Jan. 11, 2024
Combined Prospectus Note	Consists of 347,082 shares of Common Stock issuable upon conversion of senior secured convertible notes, that were originally issued to investors pursuant to an offering that closed in October 2024. These shares were previously included in Registration Statement No. 333-276245 for which all filing fees were paid.
Combined Prospectus: 11
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (secondary offering)
Amount of Securities Previously Registered	1,513,040
Form Type	S-1
File Number	333-268603
Initial Effective Date	Dec. 27, 2022
Combined Prospectus Note	Consists of 1,513,040 shares of Common Stock originally issued to an investor in connection with the Company's business combination that consummated on November 10, 2022. These shares were previously included in Registration Statement No. 333-268603 for which all filing fees were paid.
Combined Prospectus: 12
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (secondary offering)
Amount of Securities Previously Registered	14,018
Form Type	S-1
File Number	333-268603
Initial Effective Date	Dec. 27, 2022
Combined Prospectus Note	Consists of 14,018 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to investors in a private placement concurrent with Company's initial public offering. These shares were previously included in Registration Statement No. 333-268603 for which all filing fees were paid.
Combined Prospectus: 13
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (secondary offering)
Amount of Securities Previously Registered	275,000
Form Type	S-1
File Number	333-292157
Initial Effective Date	Dec. 29, 2025
Combined Prospectus Note	Consists of 275,000 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to investors as part of an inducement to exercise certain other warrants then held by such investors. These shares were previously included in Registration Statement No. 333-292157 for which all filing fees were paid.
Combined Prospectus: 14
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (secondary offering)
Amount of Securities Previously Registered	1,356,594
Form Type	S-1
File Number	333-292157
Initial Effective Date	Dec. 29, 2025
Combined Prospectus Note	Consists of 1,356,594 shares of Common Stock issuable from time to time upon exercise of warrants that were originally issued to an investor as part of an inducement to exercise certain warrants then held by such investor in November 2025. These shares were previously included in Registration Statement No. 333-292157 for which all filing fees were paid.
Combined Prospectus: 15
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable upon the exercise of warrants (secondary offering)
Amount of Securities Previously Registered	72,352
Form Type	S-1
File Number	333-292157
Initial Effective Date	Dec. 29, 2025
Combined Prospectus Note	Consists of 72,352 shares of Common Stock issuable from time to time upon exercise of warrants issued to a placement agent, or its affiliates, in connection with the warrant inducement transaction in November 2025. These shares were previously included in Registration Statement No. 333-292157 for which all filing fees were paid.
Combined Prospectus: 16
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Warrants to purchase common stock at an exercise price of $402.50 per share (secondary offering)
Amount of Securities Previously Registered	490,617
Form Type	S-1
File Number	333-268603
Initial Effective Date	Dec. 27, 2022
Combined Prospectus Note	Consists of 490,617 Warrants to purchase common stock currently exercisable for 14,018 shares of Common Stock originally issued to certain investors in a private placement concurrent with the Company's initial public offering.